RELATED-PARTY TRANSACTIONS DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
RELATED-PARTY TRANSACTIONS DISCLOSURE

12.RELATED-PARTY TRANSACTIONS

Related parties include the directors, officers, key management personnel, close family members and entities controlled by these individuals. Key management personnel are those having authority and responsibility for planning, directing and controlling the activities of the Company as a whole.

Transactions with Related Parties

During the years ended January 31, 2023, 2022 and 2021, the Company incurred the following expenses with related parties:

	Year ended January 31,
	2023	2022	2021
Consulting fees to a company owned by an officer and director	$60,000	$59,141	$21,466
Consulting fees to a company controlled by officers and directors	60,000	60,070	30,666
Consulting fees paid or accrued to a company controlled by VP of Finance	7,120	24,036	-
Consulting fees to an officer and director	-	-	9,200
Prepaid consulting fees paid to a company controlled by VP of Finance	-	(7,120)	-
Mineral exploration and general administrative expenses to a company controlled by officers and directors	99,984	42,760	-
Legal fees paid to a company controlled by a director	22,316	37,036	2,794
Rent fees accrued to a company controlled by officers and directors	-	9,034	6,133
Total transactions with related parties	$249,420	$224,957	$70,259

On January 31, 2022, a company controlled by directors agreed to forgive a total of $16,925 the Company owed on account of office rent fees. The forgiveness of debt was recorded as part of share-based reserves. The Company did not have similar transactions during the years ended January 31, 2023 and 2021.

Amounts due to Related Parties

The following amounts were due to related parties as at:

	January 31, 2023	January 31, 2022

Due to a company owned by an officer and director (a)	$95,814	$21
Due to a company controlled by officers and directors (a)	147,261	39,565
Due to a company controlled by officers and directors (a)	156,200	5,650
Due to the Chief Executive Officer (“CEO”) (a), (b)	39,123	5,476
Due to the Chief Financial Officer (“CFO”) (a), (b)	1,335	1,272
Due to a major shareholder (a), (b)	3,338	3,180
Due to a company controlled by a director (a)	-	2,090
Total due to related parties	$443,071	$57,254

(a)Amounts are unsecured, due on demand and bear no interest.

(b)On July 29, 2020, Polymet entered into mining royalty agreements (the “NSR Agreements”) with the Company’s CEO, CFO, and the major shareholder (the “Purchasers”) to sell net smelter returns (the “NSR”) on its mineral concessions. NSR range from 0.3% to 1.25% depending on particular concession and the Purchaser. The Company’s CEO agreed to acquire the NSR for $2,003 (USD$1,500), CFO agreed to acquire the NSR for $1,335 (USD$1,000), and the major shareholder agreed to acquire the NSR for $3,338 (USD$2,500).

The NSR will be paid quarterly once commercial exploitation begins and will be paid on gold, silver, copper and cobalt sales. If, within two years, the Company does not commence commercial exploitation of the mineral properties, an annual payment of $10,000 per purchaser will be paid.

Pursuant to Chilean law, the NSR agreements will come in force only when registered against the land title in Chile. Due to temporary safety restrictions associated with COVID-19 pandemic, the registration of the NSR Agreements has been deferred, therefore the payments made by the CEO, CFO, and the major shareholder have been recorded as advances on the books of the Company and will be applied towards the NSR Agreements, once they are fully legalized.

On October 31, 2021, the Company and its related parties agreed to defer certain debt the Company owed to them until January 31, 2023. As at January 31, 2023 and 2022, the following amounts were included in long-term debt due to related parties:

	January 31, 2023	January 31, 2022

Due to a company owned by an officer and director	$-	$74,763
Due to a company controlled by officers and directors	-	84,750
Total due to related parties	$-	$159,513

The Company did not pay the above amounts on their maturity, and as of January 31, 2023, these amounts were included in current liabilities.

The following amounts were due under the notes payable the Company issued to related parties:

	January 31, 2023	January 31, 2022

Note payable to CEO	$1,376,629	$804,309
Note payable to CFO	16,253	14,298
Note payable to a company controlled by officers and directors	184,897	170,730
Note payable to a major shareholder	624,761	566,166
Total notes payable to related parties	$2,202,540	$1,555,503

The above notes payable to related parties accumulate interest at a rate of 8% per annum and are unsecured. On August 31, 2021, the Company and the note holders agreed to defer the repayment of the notes payable until January 31, 2023, therefore as of January 31, 2022, these amounts due under the 8% notes payable were included in long-term liability. Since the Company did not pay the amounts due under the notes payable on their maturity, as of January 31, 2023, these amounts were included in current liabilities.

During the year ended January 31, 2023, the Company accrued $162,724 (January 31, 2022 - $118,144, January 31, 2021 - $104,422) in interest expense on the notes payable to related parties.